28. Accounts Payable Related to Concession (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	R$ 554,954	R$ 565,542	R$ 535,665
Nominal value
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	1,273,585
Nominal value | 2018
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	62,779
Nominal value | 2019
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	62,246
Nominal value | 2020
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	62,199
Nominal value | 2021
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	62,199
Nominal value | After 2021
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	1,024,162
Present value
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	554,954
Present value | 2018
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	62,624
Present value | 2019
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	56,079
Present value | 2020
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	50,597
Present value | 2021
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	45,689
Present value | After 2021
DisclosureOfAccountsPayableRelatedToConcessionLineItems [Line Items]
Accounts payable related to concession	R$ 339,965